SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going concern and liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (40,980)	$ (53,554)	$ (84,619)
Cash flows from operating activities	(3,020)	(2,108)	$ (2,394)
Cash	2,400
Current liabilities	9,048	15,115
Convertible notes	635	2,392
Warrant liabilities	22	232
Payable for sales incentive	0	417
Other payables	2,500
Related Party [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts payable	$ 355	$ 2,187